Franchise arrangements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Franchise Arrangements [Line Items]
Property and equipment, net	$ 796,532	$ 960,986
Property and Equipment Under Franchise Arrangements
Franchise Arrangements [Line Items]
Property and equipment, net	92,354	123,832
Land	$ 24,661	$ 32,373
Initial Franchise Fee
Franchise Arrangements [Line Items]
Finite-lived intangible asset, useful life	20 years